Share-based Compensation (Details 3) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Stock options USD ($) Y	Dec. 31, 2011 Stock options CNY	Dec. 31, 2010 Stock options USD ($)	Dec. 31, 2010 Stock options CNY	Dec. 31, 2009 Stock options USD ($) Y	Dec. 31, 2009 Stock options CNY	Dec. 31, 2011 Stock options Employees	Dec. 31, 2010 Stock options Employees	Dec. 31, 2009 Stock options Employees	Dec. 31, 2011 Stock options Senior Management	Dec. 31, 2010 Stock options Senior Management	Dec. 31, 2009 Stock options Senior Management	Dec. 31, 2011 Stock options Director and Consultants	Dec. 31, 2009 Stock options Director and Consultants	Dec. 31, 2011 Restricted share units USD ($) Y	Dec. 31, 2011 Restricted share units CNY	Dec. 31, 2010 Restricted share units USD ($)	Dec. 31, 2011 Restricted share units Employees	Dec. 31, 2010 Restricted share units Employees	Dec. 31, 2011 Restricted share units Senior Management	Dec. 31, 2011 Restricted share units Director and Consultants	Dec. 31, 2010 Restricted share units Director and Consultants
Share-based Compensation
Total unrecognized compensation cost related to unvested awards	$ 0.2	1.3													$ 40.2	253.0
Weighted average remaining vesting period over which unrecognized compensation cost is recognized (in years)	1.88	1.88													3.24	3.24
Assumptions used in the Black-Scholes option pricing model
Risk free interest rate (as a percent)					1.28%	1.28%
Expected life (in years)					2.74	2.74
Expected dividend yield (as a percent)					0.00%	0.00%
Volatility (as a percent)					49.00%	49.00%
Weighted average fair value of the underlying shares on the date of option grants (in dollars per share)					$ 1.659
Weighted average grant-date fair value of options (in dollars per share)					$ 0.545
Weighted average grant-date fair value of restricted share units (in dollars per share)															$ 49.81		$ 30.76
Number of ordinary shares issuable upon exercise of stock options:
Outstanding at the beginning of the period (in shares)	21,056,000	21,056,000	44,816,000	44,816,000	89,369,000	89,369,000	17,369,000	38,609,000	69,149,000	1,875,000	4,395,000	18,970,000	1,812,000	1,250,000
Granted during the year (in shares)					875,000	875,000								875,000
Exercised during the year (in shares)	(15,539,000)	(15,539,000)	(20,466,000)	(20,466,000)	(43,418,000)	(43,418,000)	(13,664,000)	(17,946,000)	(28,530,000)	(1,875,000)	(2,520,000)	(6,450,000)		(8,438,000)
Expired/forfeited during the year (in shares)	(63,000)	(63,000)	(3,294,000)	(3,294,000)	(2,010,000)	(2,010,000)	(63,000)	(3,294,000)	(2,010,000)
Reclassification due to position change (in shares)							875,000					(8,125,000)	(875,000)	8,125,000
Outstanding at the end of the period (in shares)	5,454,000	5,454,000	21,056,000	21,056,000	44,816,000	44,816,000	4,517,000	17,369,000	38,609,000		1,875,000	4,395,000	937,000	1,812,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 0.767		$ 0.706		$ 0.592
Granted during the year (in dollars per share)					$ 1.659
Exercised during the year (in dollars per share)	$ 0.728		$ 0.641		$ 0.489
Expired/forfeited during the year (in dollars per share)	$ 0.728		$ 0.728		$ 0.720
Outstanding at the end of the period (in dollars per share)	$ 0.877		$ 0.767		$ 0.706
Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at the beginning of the period (in shares)															9,100,000	9,100,000		8,380,000			720,000
Granted during period (in shares)															17,802,000	17,802,000	9,858,000	12,854,000	9,138,000	4,368,000	580,000	720,000
Exercised during the period (in shares)															(6,034,000)	(6,034,000)		(5,024,000)		(290,000)	(720,000)
Forfeited during the period (in shares)															(6,216,000)	(6,216,000)	(758,000)	(3,838,000)	(758,000)	(2,378,000)
Outstanding at end of the period (in shares)															14,652,000	14,652,000	9,100,000	12,372,000	8,380,000	1,700,000	580,000	720,000
Stock options expired and forfeited
Expired (in shares)	30,000	30,000
Forfeited (in shares)	30,000	30,000
Total intrinsic value of options exercised and the total fair value of options vested
Total intrinsic value exercised	17.2	111.2	18.2	120.2	36.3	239.6
Total fair value vested															$ 11.0	71.2